Convertible loans - Change in Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value income	$ 0	$ 15,855
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value income		9,518
Facility Agreement With Deerfield Partners, L.P., Tranche Two After FDA Approval
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value income		$ 6,337